Revenues and Deferred Revenue	12 Months Ended
Dec. 31, 2025
Disaggregation of Revenue [Abstract]
Revenues and Deferred Revenue
11.
REVENUES AND DEFERRED REVENUE

For the years ended December 31, 2023, 2024 and 2025, all of the Group’s revenues were generated in the PRC, and the disaggregated revenues by types were as follows:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Disaggregation of revenues
Revenue by types:
Gross revenues:
Interest, professional skills and professional certification preparation courses	1,452,563	1,501,175	1,503,292
Degree- or diploma-oriented post-secondary courses	535,061	205,991	272,824
Subtotal Online educational courses	1,987,624	1,707,166	1,776,116
Sales of products(1)	144,503	245,423	213,872
Others	31,511	41,756	34,778
Total revenues	2,163,638	1,994,345	2,024,766
Less: VAT related surcharges	(4,054)	(4,141)	(4,885)
Total net revenues	2,159,584	1,990,204	2,019,881

(1)
Revenues from sales of products for the years ended December 31, 2023 were previously included in other revenues for the respective years.

The movements of the deferred revenue for the years ended December 31, 2024 and 2025 were as follows (1):

	As of December 31,
	2024	2025
	RMB	RMB
Beginning balance (current and non-current)	1,113,923	916,510
Additions	1,583,346	1,515,337
Deductions	(1,780,759)	(1,846,553)
Ending balance (current and non-current)	916,510	585,294
Deferred revenue, current	382,047	384,334
Deferred revenue, non-current	534,463	200,960

(1)
Amounts presented are inclusive of VAT (see VAT in Note 2).

Deferred revenue primarily consists of educational service fees received from customers for which the Group’s revenue recognition criteria have not been met. Deferred revenue balance will be recognized as revenue once the criteria for revenue recognition are met. The current portion of deferred revenue as of January 1, 2024 and January 1, 2025 were substantially all recognized as revenue during the years ended December 31, 2024 and 2025, respectively.

The Group’s remaining performance obligations, representing the amount of the transaction price for which service has not been provided, are included in the deferred revenue account on the consolidated financial statements and the related disclosures. As of December 31, 2025, the deferred revenue balance was RMB585,294, of which RMB384,334 and RMB89,421 will be recognized as revenue over the next 12 and 24 months, respectively, with the remainder of RMB111,539 recognized thereafter.